Note 13 - Related Party Transactions (Details) - Amounts Owed by the Company to its Executive Officers (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 14,227	$ 10,832	$ 41,696
Director of Sales [Member]
Related Party Transaction [Line Items]
Due to related parties	3,205	9,890
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to related parties	9,579		32,502
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,443	$ 942	$ 9,194